Leases (Table) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
LEASES [Abstract]
2019	$ 95,815
2020	82,025
2021	80,837
2022	70,894
2023 and thereafter	248,448
Total	$ 578,019